RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Term loan due 2024 | Cross currency interest swaps 2024
Statement [Line Items]
Gain Loss On Hedges	$ 2.0